Contingent Liabilities and Financial Commitments - General Litigation Overview - Additional Information (Details)	12 Months Ended										36 Months Ended
	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) Case	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) Class	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) Judgment	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) Jurisdiction	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥) Judgment	Dec. 31, 2019 USD ($) EUR (€) CAD ($) BRL (R$) AOA (Kz) NGN (₦) KRW (₩) HRK (kn) JPY (¥)
Disclosure Of Commitments And Contingencies [Line Items]
Provisions Under State Settlement Agreements	£ 3,900,000,000	$ 5,200,000,000
Initial number of cases				4,000
Number of cases after reduction				400
Number of active individual cases				135
Number of cases awarded damages				6
Settlement expenses	145,000,000	192,000,000
Amount of punitive damages	109,500,000,000	145,000,000,000
Number of Engle class representatives for which judgments allowed to stand | Class					2
Number of judgments returned in plaintiff favor | Judgment						2					40
Payment related to fund research on diseases	£ 131,000,000			£ 131,000,000	£ 131,000,000	£ 131,000,000		£ 131,000,000			£ 131,000,000	$ 174,000,000
Settlement expenses | $		2,762,000,000							$ 2,741,000,000	$ 2,856,000,000
Number of jurisdictions | Jurisdiction								4
Number of active case				1
Number of cases Filed during year				81
US
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $												1.32475
Canadian Dollar
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.71787			1.71787	1.71787	1.71787		1.71787			1.71787	1.71787
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €	1.1801777			1.1801777	1.1801777	1.1801777		1.1801777			1.1801777	1.1801777
BRL
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$	5.32907			5.32907	5.32907	5.32907		5.32907			5.32907	5.32907
AOA
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz	638.83022			638.83022	638.83022	638.83022		638.83022			638.83022	638.83022
NGN
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦	480.77827			480.77827	480.77827	480.77827		480.77827			480.77827	480.77827
KRW
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩	1,532.01			1,532.01	1,532.01	1,532.01		1,532.01			1,532.01	1,532.01
HRK
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn	8.78177			8.78177	8.78177	8.78177		8.78177			8.78177	8.78177
JPY
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥	143.96721			143.96721	143.96721	143.96721		143.96721			143.96721	143.96721
Outside United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed | Class					13
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				37	1
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				6	11
Venezuela
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed | Class					1
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	£ 36,000						$ 2,850,000
Number of cases filed				5
Amounts for post-judgement interest | £	380,000
Number of case awarding for damages				1
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				18
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				9
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				2
TURKEY
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed				1
State Settlement Agreements
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	2,100,000,000	2,800,000,000
Settlement cash payments	2,200,000,000	2,900,000,000
Two Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	9,100,000,000		$ 15,600,000,000
Two Quebec Class Actions | Parent Company
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	6,000,000,000		10,400,000,000
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages	27,400,000,000	36,300,000,000
B&W
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages	13,300,000,000	17,600,000,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages	12,300,000,000	16,300,000,000
Payments related to settlements to resolve filter cases	23,000,000			£ 23,000,000	£ 23,000,000	£ 23,000,000		£ 23,000,000			£ 23,000,000	$ 31,000,000
Number of cases filed				138
Engle Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	267,000,000,000	354,000,000,000
Broin v Philip Morris, Inc
Disclosure Of Commitments And Contingencies [Line Items]
Payment related to fund research on diseases	226,000,000			£ 226,000,000	£ 226,000,000	£ 226,000,000		£ 226,000,000			£ 226,000,000	$ 300,000,000
Plaintiffs’ counsel's fees and expenses	37,000,000	$ 49,000,000
Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	£ 5,400,000,000		$ 9,200,000,000